Related Parties Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related party transactions [abstract]
Short-term employee benefits	$ 1,872	$ 2,230
Post-employment benefits	44	38
Termination Benefits	140	187
Share-based payment expense	314	(518)
Total	$ 2,370	$ 1,937